Operating Leases	12 Months Ended
Dec. 31, 2019
Operating Leases
OPERATING LEASES

NOTE 6 - OPERATING LEASES

1)

On November 15, 2018, the Company signed a new lease agreement for the Company's new offices located in Rehovot which expires in April 2024, for a monthly payment of NIS 89 thousand, (approximately $25 thousand), with an option to extend for five additional years. In addition, as part of the lease agreement the Company did not carry the monthly rent payment during the first five months of the lease agreement and was reimbursed for its building adjustments costs in the amount of $689.

As collateral for the lease agreement, a restricted deposit was pledged in favor of the property owner. The balance of the restricted deposit as of December 31, 2019 amounted to $168. The deposit is classified as a non-current asset.

On July 28, 2016, the Company signed a lease agreement for additional space designated for its development and production activities. The lease was for three years with an option to extend for four additional years, in return for a monthly payment of NIS 30 thousand (approximately $8.5). On March 24, 2019, the Company exercised its first option to extend the lease period for an additional 16 months commencing July 1, 2019.

In July 2017, the Company signed a lease agreement for land in Yessod Hamaala that was previously leased. The new lease agreement is for four years, commencing May 1, 2017, with an option to extend for an additional six years, with a monthly rental amount of NIS 10 thousand (approximately $3).

The Company also leased a space for its old offices in Ness Ziona until March 31, 2019, for a monthly rental amount of approximately $15.

2)	The Company has entered into operating lease agreements for vehicles used by its employees. The lease periods are generally for three years and the payments are linked to the Israeli CPI. To secure the terms of the lease agreements, the Company has made certain prepayments to the leasing company, representing approximately three months of lease payments.

Operating leases cost for rental space and vehicles for the year ended December 31, 2019 totaled $619.

Rent expense for the years ended December 31, 2017 and 2018 was approximately $296 thousand and $331 thousand, respectively.

The operating lease costs include variable lease payments of $9.

Supplemental cash flow information related to leases was as follows:

Year ended December 31,
2019
Operating cash flows from operating leases	$505

Supplemental balance sheet information related to leases was as follows:

December 31,
2019
Operating Leases
Operating lease right-of-use assets	$3,215

Current lease liabilities	$455
Non-current lease liabilities	3,139
Total lease liabilities	$3,594

Weighted Average Remaining Lease Term
Operating leases	8.4 years

Weighted Average Discount Rate
Operating leases	7.3%

As of December 31, 2019, the maturities of lease liabilities were as follows:

Operating leases
Year ending December 31,
2020	$671
2021	603
2022	579
2023	528
2024 and thereafter	2,294
Total lease payments	4,675
Less - imputed interests	(1,081)
Total	3,594

As of December 31, 2018, the minimum lease payments of the Company were as follows:

Year ending December 31,
2019	537
2020	578
2021	524
2022	514
2023	496